INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Provisions For Income Taxes
Current
Deferred	97,875	53,143	200,000	119,852	298,305	279,465
Change in valuation allowance	(97,875)	(53,143)	(200,000)	(119,852)	(298,305)	(279,465)
Total